UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2009
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	04/15/2009
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106  63302  861950	  X		  815050	46900
American Express Co.		COMMON STOCK	025816109  25343 1859328	  X		 1760028	99300
Apple Inc.			COMMON STOCK	037833100  40766  387800	  X		  366650	21150
Automatic Data Processing, Inc.	COMMON STOCK	053015103  63221 1798081	  X		 1710381	87700
Coca Cola Company		COMMON STOCK	191216100  53273 1212132	  X		 1154732	57400
Dentsply International Inc.	COMMON STOCK	249030107  24821  924443	  X		  880593	43850
Ecolab Inc.			COMMON STOCK	278865100  38991 1122687	  X		 1064287	58400
Genzyme Corp.			COMMON STOCK	372917104  57123  961823	  X		  914323	47500
Google				COMMON STOCK	38259P508  48907  140512	  X		  133247	 7265
Henry Schein Inc.		COMMON STOCK	806407102  26342  658710	  X		  622260	36450
Lowe's Co. Inc.			COMMON STOCK	548661107  41672 2283376	  X		 2154776       128600
Marriott International		COMMON STOCK	571903202  18651 1140050	  X		 1078550	61500
Medtronic Inc.			COMMON STOCK	585055106  39398 1336889	  X		 1265889	71000
Microsoft Corp.			COMMON STOCK	594918104  51711 2814968	  X		 2674468       140500
Monsanto Co.			COMMON STOCK	61166w101  40392  486063	  X		  459283	26780
National Oilwell Varco, Inc.	COMMON STOCK	637071101  46419 1616817	  X		 1535467	81350
Pepsico Inc.			COMMON STOCK	713448108  37328  725097	  X		  688157	36940
Procter & Gamble Co.		COMMON STOCK	742718109  46183  980739	  X		  924539	56200
Qualcomm Inc.			COMMON STOCK	747525103  51006 1310875	  X		 1237775	73100
SAP AG ADR			COMMON STOCK	803054204  39926 1131360	  X		 1067310	64050
Schlumberger 			COMMON STOCK	806857108  24529  603864	  X		  571264	32600
Staples Inc.			COMMON STOCK	855030102  72643 4011224	  X		 3815424       195800
Starbucks Corporation		COMMON STOCK	855244109  42639 3837938	  X		 3622638       215300
State Street Corp.		COMMON STOCK	857477103  57524 1868877	  X		 1773877	95000
Sysco Corp. 			COMMON STOCK	871829107  53307 2338033	  X		 2221833       116200
Teva Pharmaceuticals Ind. ADR	COMMON STOCK	881624209  65039 1443706	  X		 1371606	72100
Visa Inc.			COMMON STOCK	92826c839  72839 1310056	  X		 1245956	64100
Zimmer Holdings Inc.		COMMON STOCK	98956p102  33794  925853	  X		  877153	48700

Total							 1277089

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